Income Taxes - Additional Information (Details) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Income Taxes [Abstract]
Estimated length of notice of objection for tax reassessments	2 years
Accumulated non-capital losses	CAD 591